Property, equipment, intangible assets and leases	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, equipment, intangible assets and leases	Property, equipment, intangible assets and leases
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Vehicle	Total

Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	—	99,127
Additions	15,039	9,942	664	22,315	24,539	—	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	—	(20,699)
Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	—	142,464
Cost	62,235	38,086	7,716	84,726	—	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	—	(50,299)

Balance as of January 1, 2020	34,447	27,756	1,544	78,717	—	—	142,464
Additions	15,457	5,539	1,239	2,650	120,279	—	145,164
Write-offs	(2,432)	(6,191)	(535)	(41,376)	(963)	—	(51,497)
Transfers	(2,411)	516	(820)	14,279	(17,706)	—	(6,142)
Depreciation in the year	(11,179)	(5,004)	(425)	(9,349)	—	—	(25,957)
as of December 31, 2020	33,882	22,616	1,003	44,921	101,610	—	204,032
Cost	53,871	32,592	2,158	54,890	101,610	—	245,121
Accumulated depreciation	(19,989)	(9,976)	(1,155)	(9,969)	—	—	(41,089)

Balance as of January 1, 2021	33,882	22,616	1,003	44,921	101,610	—	204,032
Additions	37,469	93	229	4	63,250	34,399	135,444
Write-offs	(298)	(728)	(170)	(375)	(729)	—	(2,300)
Transfers	5	(15)	15	—	—	—	5
Foreign Exchange	(31)	245	(327)	3	—	—	(110)
Depreciation in the year	(13,096)	(3,990)	(60)	(5,353)	(35)	(573)	(23,107)
Balance as of December 31, 2021	57,931	18,221	690	39,200	164,096	33,826	313,964
Cost	89,376	31,813	1,584	54,535	164,096	34,399	375,803
Accumulated depreciation	(31,445)	(13,592)	(894)	(15,335)	—	(573)	(61,839)
(b)    Intangible assets

	Software	Goodwill	Customer list	Trademarks	Other intangible Assets	Total

Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)
Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452
Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)

Balance as of January 1, 2020	66,310	382,500	60,599	16,488	27,555	553,452
Additions	117,129	—	1,188	—	28,051	146,368
Business combination (Note 5(ii))	8,143	91,866	2,181	3,314	—	105,504
Write-offs	(22,064)	—	—	—	—	(22,064)
Transfers	2,857	—	—	—	3,285	6,142
Amortization in the year	(57,222)	—	(5,683)	(9,054)	(3,881)	(75,840)
Balance as of December 31, 2020	115,153	474,366	58,285	10,748	55,010	713,562
Cost	219,029	474,366	76,050	52,616	55,010	877,071
Accumulated amortization	(103,876)	—	(17,765)	(41,868)	—	(163,509)

Balance as of January 1, 2021	115,153	474,366	58,285	10,748	55,010	713,562
Additions	146,761	—	40,000	—	30,808	217,569
Business Combination	1,734	68,379	—	485	—	70,598
Write-offs	(13,536)	—	—	(1,000)	(2,675)	(17,211)
Transfers	51,994	—	—	485	(52,484)	(5)
Foreign Exchange	(971)	—	—	341	204	(426)
Amortization in the year	(148,803)	—	(5,796)	(8,492)	(21)	(163,112)
Balance as of December 31, 2021	152,332	542,745	92,489	2,567	30,842	820,975
Cost	303,724	542,745	116,050	88,877	30,918	1,082,314
Accumulated amortization	(151,392)	—	(23,561)	(86,310)	(76)	(261,339)
(c)    Impairment test for goodwill
Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single cash generating unit (“CGU”) and, therefore, a goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group tests whether goodwill has suffered any impairment on an annual basis or more frequently if there is an impairment indicator. For the years ended December 31, 2021 and 2020, the recoverable amount of the single CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a four-year period.
Cash flows beyond the four-year period are extrapolated using the estimated growth rates, which are consistent with forecasts included in industry reports specific to the industry in which the Group operates.
The Group performed its annual impairment test as of December 31, 2021 and 2020 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
Key assumptions used in value-in-use calculations and sensitivity to changes in assumptions are:

Assumption	Approach used to determine values

Sales	Average annual growth rate over the four-year forecast period; based on past performance and management’s expectations of market development.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Other operating costs	Fixed costs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures. The amounts disclosed above are the average operating costs for the four-year forecast period.
Annual capital expenditure	Expected cash costs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value-in-use model as a result of this expenditure.
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.
The long-term growth rate utilized in the impairment test of goodwill is 6.50%.
Discount rates represent the current market assessment of the risks specific to the Group, taking into consideration the time value of the money and risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and is derived from its weighted average cost of capital (WACC). The WACC taking into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group has. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate. The average pre-tax discount rate applied to cash flow projections is 9.82% (December 31, 2020 – 10.47%).
d)    Leases
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2020	227,478	255,406
Additions (i)	62,003	55,820
Depreciation expense	(41,465)	—
Write-offs	(78,321)	(78,321)
Interest expense	—	19,456
Revaluation	(9,115)	(10,050)
Impairment	422	—
Effects of exchange rate	22,132	23,610
Payment of lease liabilities	—	(57,473)
As of December 31, 2020	183,134	208,448

Current	—	34,019
Non-current	183,134	174,429

As of January 1, 2021	183,134	208,448
Additions (i)	116,248	116,248
Depreciation expense	(45,511)	—
Write-offs	(856)	—
Interest expense	—	17,488
Revaluation	25,305	24,234
Effects of exchange rate	6,189	7,486
Payment of lease liabilities	—	(55,349)
As of December 31, 2021	284,509	318,555

Current	—	71,925
Non-current	284,509	246,630

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
The Group recognized rent expense from short-term leases and low-value assets of R$1,021 for the period ended December 31, 2021 (R$1,910 – December 31, 2020). The total rent expense of R$17,795 (R$9,615 – December 31, 2020), includes other expenses related to leased offices such as condominiums.